ck
41 0554

07045375

Director
Securities Operations

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

# NYSE Group

RECD S.E.C.
MAR 0 1 2007
1086

CERTNYS

1-6461

March 1, 2007

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, GENERAL ELECTRIC CAPITAL CORPORATION, 6.05% Notes due February 6, 2047 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on March 1, 2007. Tentative listing date – Not yet determined.

Sincerely,

PROCESSED
MAR 0 5 2007
THOMSON
FINANCIAL

B

END